As filed with the Securities and Exchange Commission on October 27, 2014
Securities Act File No. 333-70423
Investment Company Act of 1940 File No. 811-09195

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

Pre-Effective Amendment No. /  /
Post-Effective Amendment No. 35 / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /
Amendment No. 37 / X /

SA Funds - Investment Trust
(Exact Name of Registrant as Specified in Charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (408) 260-3100

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	Jennifer R. Gonzalez, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: CPH3	1601 K Street, N.W.
4 Copley Place, 5th Floor	Washington, DC 20006
Boston, Massachusetts 02116

It is proposed that this filing will become effective: (check appropriate box)

Immediately upon filing pursuant to paragraph (b)
X	On November 26, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (Date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (Date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

   X    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 26, 2014, the effectiveness of the Registration Statement for SA Worldwide Conservative Fund, SA Worldwide Moderate Fund and SA Worldwide Equity Fund, filed in Post-Effective Amendment No. 34 on August 14, 2014 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 35 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 34.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the 1933 Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California, on the 27th day of October, 2014.

SA FUNDS - INVESTMENT TRUST

By:	* /s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
* /s/ Bryan W. Brown	Trustee	October 27, 2014
Bryan W. Brown

* /s/ Harold M. Shefrin	Trustee	October 27, 2014
Harold M. Shefrin

* /s/ Charles M. Roame	Trustee	October 27, 2014
Charles M. Roame

* /s/ Alexander B. Potts	President and	October 27, 2014
Alexander B. Potts	Chief Executive Officer

* /s/ Michael Clinton	Treasurer and Chief	October 27, 2014
Michael Clinton	Financial and Accounting Officer

*By:	/s/ Christopher Stanley
Christopher Stanley
As Attorney-in-Fact for each Trustee

*signed pursuant to power of attorney.